UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 93.0%

                                                         SHARES        VALUE
                                                       ---------   -------------
CONSUMER DISCRETIONARY - 7.5%
   McDonald's.......................................      31,500   $   1,827,630
   Nike, Cl B.......................................      40,300       1,823,575
   Walt Disney......................................      86,900       1,797,092
                                                                   -------------
                                                                       5,448,297
                                                                   -------------
CONSUMER STAPLES - 10.0%
   Colgate-Palmolive................................      28,400       1,847,136
   General Mills....................................      30,900       1,827,735
   Philip Morris International......................      48,300       1,794,345
   Wal-Mart Stores..................................      38,400       1,809,408
                                                                   -------------
                                                                       7,278,624
                                                                   -------------
ENERGY - 13.6%
   Apache...........................................      11,800         885,000
   Chevron..........................................      25,700       1,812,364
   ConocoPhillips...................................      38,600       1,834,658
   Devon Energy.....................................      14,600         899,360
   Exxon Mobil......................................      23,600       1,804,928
   Murphy Oil.......................................      20,400         901,272
   Occidental Petroleum.............................      33,000       1,800,150
                                                                   -------------
                                                                       9,937,732
                                                                   -------------
FINANCIAL SERVICES - 13.0%
   ACE..............................................      41,600       1,816,256
   JPMorgan Chase...................................      70,900       1,808,659
   MetLife..........................................      24,100         692,393
   PNC Financial Services Group.....................      38,400       1,248,768
   State Street.....................................      13,700         318,799
   Travelers........................................      46,600       1,800,624
   Wells Fargo......................................      95,200       1,799,280
                                                                   -------------
                                                                       9,484,779
                                                                   -------------
HEALTH CARE - 12.6%
   Amgen *..........................................      16,800         921,480
   Covidien.........................................      48,900       1,874,826
   CVS/Caremark.....................................      67,800       1,822,464

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES        VALUE
                                                       ---------   -------------
HEALTH CARE - CONTINUED
   Johnson & Johnson................................      31,800   $   1,834,542
   Thermo Fisher Scientific *.......................      25,400         912,622
   Wyeth............................................      42,400       1,821,928
                                                                   -------------
                                                                       9,187,862
                                                                   -------------
INDUSTRIALS - 8.2%
   Emerson Electric.................................      27,700         905,790
   ITT..............................................      32,100       1,453,488
   Raytheon.........................................      18,000         911,160
   Union Pacific....................................      20,800         910,832
   United Technologies..............................      37,900       1,818,821
                                                                   -------------
                                                                       6,000,091
                                                                   -------------
TECHNOLOGY - 15.7%
   Accenture, Cl A..................................      56,800       1,792,608
   Automatic Data Processing........................      49,300       1,791,069
   Cisco Systems *..................................      59,500         890,715
   EMC *............................................     134,300       1,482,672
   International Business Machines..................      20,700       1,897,155
   Microsoft........................................     105,500       1,804,050
   Oracle *.........................................     107,100       1,802,493
                                                                   -------------
                                                                      11,460,762
                                                                   -------------
TELEPHONE & TELECOMMUNICATIONS - 5.0%
   AT&T.............................................      74,400       1,831,728
   Verizon Communications...........................      60,800       1,816,096
                                                                   -------------
                                                                       3,647,824
                                                                   -------------
UTILITIES - 7.4%
   Dominion Resources...............................      51,400       1,808,252
   Exelon...........................................      33,000       1,789,260
   PG&E.............................................      47,100       1,821,357
                                                                   -------------
                                                                       5,418,869
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $78,159,973)............................                  67,864,840
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                                     WHG LARGECAP
                                                                      VALUE FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SHORT-TERM INVESTMENT - 11.7%

                                                         SHARES        VALUE
                                                       ---------   -------------
   SEI Daily Income Trust, Government Money
   Market Fund, Cl A, 0.700% (A)
      (Cost $8,507,406).............................   8,507,406   $   8,507,406
                                                                   -------------
   TOTAL INVESTMENTS - 104.7%
      (Cost $86,667,379) +..........................               $  76,372,246
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $72,961,837.

*    NON-INCOME PRODUCING SECURITY.
CL   CLASS
(A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $86,667,379, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,037,364 AND $(11,332,497), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-007-0500

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.0%

                                                        SHARES        VALUE
                                                       ---------   ------------
AUTO & TRANSPORTATION - 2.0%
   Alexander & Baldwin..............................     72,800    $  1,604,512
                                                                   ------------
CONSUMER DISCRETIONARY - 8.5%
   Alberto-Culver, Cl B.............................     64,800       1,585,008
   BJ's Wholesale Club * ...........................     53,800       1,542,984
   Brink's Home Security Holdings *.................     30,100         688,387
   Mattel...........................................    107,500       1,525,425
   Tupperware Brands................................     76,400       1,570,784
                                                                   ------------
                                                                      6,912,588
                                                                   ------------
CONSUMER STAPLES - 6.8%
   Bunge............................................     35,900       1,541,546
   Dr. Pepper Snapple Group *.......................     95,900       1,577,555
   JM Smucker.......................................     36,400       1,643,460
   Molson Coors Brewing, Cl B.......................     19,200         773,184
                                                                   ------------
                                                                      5,535,745
                                                                   ------------
FINANCIAL SERVICES - 17.3%
   Alleghany *......................................      3,456         941,518
   Axis Capital Holdings ...........................     60,300       1,462,878
   Comerica.........................................     88,200       1,469,412
   Cullen...........................................     18,400         805,368
   Eaton Vance......................................     86,800       1,661,352
   Hudson City Bancorp..............................    125,400       1,454,640
   Lazard, Cl A (A) ................................     61,700       1,635,050
   People's United Financial........................     87,000       1,423,320
   RLI..............................................     13,900         785,211
   Safety Insurance Group...........................     21,300         745,926
   Willis Group Holdings............................     65,100       1,611,876
                                                                   ------------
                                                                     13,996,551
                                                                   ------------
HEALTH CARE - 8.9%
   Amedisys *.......................................     36,700       1,513,141
   DENTSPLY International...........................     59,000       1,587,690
   Laboratory Corp of America Holdings *............     27,200       1,610,240

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES        VALUE
                                                       ---------   -------------
HEALTH CARE - CONTINUED
   Universal Health Services, Cl B..................     44,700    $   1,691,895
   Valeant Pharmaceuticals International *..........     37,800          820,260
                                                                   -------------
                                                                       7,223,226
                                                                   -------------
INDUSTRIALS- 10.4%
   AGCO *...........................................     79,500        1,691,760
   Alliant Techsystems *............................     19,500        1,575,795
   Gardner Denver *.................................     37,900          825,083
   Kennametal.......................................     46,300          742,652
   Lennox International.............................     60,500        1,700,655
   Manpower.........................................     26,900          765,574
   Terex *..........................................     61,500          728,160
   Titan International..............................     48,300          374,808
                                                                   -------------
                                                                       8,404,487
                                                                   -------------
MATERIALS & PROCESSING - 10.1%
   Albemarle........................................     79,000        1,757,750
   Allegheny Technologies...........................     36,300          801,867
   Aptargroup.......................................     53,200        1,639,624
   Cliffs Natural Resources.........................     34,400          797,048
   Eastman Chemical.................................     62,200        1,614,090
   URS *............................................     44,746        1,523,601
                                                                   -------------
                                                                       8,133,980
                                                                   -------------
OTHER ENERGY - 7.2%
   Cabot Oil & Gas..................................     58,300        1,602,667
   Magellan Midstream Partners (A)..................     40,000        1,387,200
   Plains All American Pipeline LP (A)..............     31,000        1,171,800
   Plains Exploration & Production LP *.............     78,100        1,649,472
                                                                   -------------
                                                                       5,811,139
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 2.9%
   Equity Lifestyle Properties......................     22,600          852,698
   Healthcare Realty Trust..........................     91,000        1,502,410
                                                                   -------------
                                                                       2,355,108
                                                                   -------------
TECHNOLOGY - 13.2%
   CACI International, Cl A *.......................     38,500        1,738,275

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES        VALUE
                                                       ---------   -------------
TECHNOLOGY - CONTINUED
   Harris...........................................     37,000    $   1,601,730
   McAfee *.........................................     52,400        1,597,676
   Metavante Technologies *.........................     53,500          776,285
   Novell *.........................................    428,500        1,585,450
   Sybase *.........................................     65,000        1,775,150
   Total System Services............................    125,200        1,585,032
                                                                   -------------
                                                                      10,659,598
                                                                   -------------
UTILITIES - 7.7%
   DPL..............................................     74,000        1,594,700
   Mirant *.........................................     85,100        1,461,167
   Southern Union...................................    123,500        1,591,915
   Wisconsin Energy.................................     35,100        1,564,758
                                                                   -------------
                                                                       6,212,540
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $101,578,491)...........................                  76,849,474
                                                                   -------------
SHORT-TERM INVESTMENT - 6.2%
   SEI Daily Income Trust, Government Money
   Market Fund, Cl A, 0.700% (B)
      (Cost $4,972,135).............................   4,972,135       4,972,135
                                                                   -------------
   TOTAL INVESTMENTS - 101.2%
      (Cost $106,550,626) +.........................               $  81,821,609
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $80,857,070.

*    NON-INCOME PRODUCING SECURITY.
CL   - CLASS
LP   - LIMITED PARTNERSHIP
(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JANUARY 31, 2009, THESE SECURITIES AMOUNTED TO $4,194,050 OR 5.2% OF NET ASSETS.
(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $106,550,626, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,381,200 AND $(26,110,217), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-006-0500

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.5%

                                                         SHARES        VALUE
                                                       ---------   -------------
CONSUMER DISCRETIONARY - 19.2%
   Aeropostale *...................................       16,400   $     346,204
   BJ's Wholesale Club *...........................       11,800         338,424
   Brink's Home Security Holdings *................        6,300         144,081
   Buckle..........................................        8,050         170,258
   Casey's General Stores..........................        7,900         167,875
   John Wiley & Sons, Cl A.........................         ,900         350,757
   Marcus..........................................       30,900         319,197
   Tupperware Brands...............................       18,100         372,136
   Vail Resorts *..................................        7,400         172,568
   Watson Wyatt Worldwide, Cl A....................        3,900         181,350
   Wolverine World Wide............................       19,200         348,288
                                                                   -------------
                                                                       2,911,138
                                                                   -------------
CONSUMER STAPLES - 6.2%
   Chattem *.......................................        5,000         338,000
   Diamond Foods...................................        9,800         251,664
   J&J Snack Foods.................................       10,100         352,591
                                                                   -------------
                                                                         942,255
                                                                   -------------
ENERGY - 2.2%
   Penn Virginia...................................       16,400         337,840
                                                                   -------------
FINANCIAL SERVICES - 17.7%
   First Niagara Financial Group...................       25,500         333,030
   IPC Holdings....................................       12,500         320,750
   Knight Capital Group, Cl A *....................       19,300         347,979
   National Penn Bancshares........................       32,800         317,504
   SeaBright Insurance Holdings *..................       30,200         313,174
   Stifel Financial *..............................       10,150         355,656
   Texas Capital Bancshares *......................       16,000         180,640
   UMB Financial...................................        9,100         352,534
   United Bankshares...............................        7,800         163,722
                                                                   -------------
                                                                       2,684,989
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES        VALUE
                                                       ---------   -------------
HEALTH CARE - 1.1%
   Gentiva Health Services *.......................        6,500   $     164,320
                                                                   -------------
INDUSTRIAL - 15.7%
   AO Smith........................................       10,800         296,784
   Astec Industries *..............................        5,400         132,678
   Genesee & Wyoming, Cl A *.......................       13,200         358,644
   Kaydon..........................................       11,300         307,360
   Landstar System.................................        9,400         337,178
   Lennox International............................       12,100         340,131
   Middleby *......................................       10,900         252,444
   Moog, Cl A *....................................       11,800         353,528
                                                                   -------------
                                                                       2,378,747
                                                                   -------------
MATERIALS & PROCESSING - 4.3%
   Aptargroup......................................       11,700         360,594
   Northwest Pipe *................................        8,500         299,710
                                                                   -------------
                                                                         660,304
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 6.9%
   Equity Lifestyle Properties.....................        9,500         358,435
   Mack-Cali Realty................................       15,900         323,088
   Potlatch........................................       14,400         362,736
                                                                   -------------
                                                                       1,044,259
                                                                   -------------
TECHNOLOGY - 11.7%
   Benchmark Electronics *.........................       28,800         338,112
   Mantech International, Cl A *...................        3,100         166,253
   MKS Instruments *...............................       26,300         369,515
   Perot Systems, Cl A *...........................       26,600         345,534
   Progress Software *.............................       18,500         315,610
   Teledyne Technologies *.........................        8,800         245,256
                                                                   -------------
                                                                       1,780,280
                                                                   -------------
UTILITIES - 9.5%
   Avista..........................................       18,100         344,624

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES        VALUE
                                                       ---------   -------------
UTILITIES - CONTINUED
   Cleco...........................................       15,700   $     358,745
   Portland General Electric.......................       19,100         371,495
   Westar Energy...................................       18,100         363,448
                                                                   -------------
                                                                       1,438,312
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $16,941,298)...........................                   14,342,444
                                                                   -------------
SHORT-TERM INVESTMENT - 7.2%
   SEI Daily Income Trust Government Money
   Market Fund, Cl A, 0.700% (A)
   (Cost $1,092,253)...............................    1,092,253       1,092,253
                                                                   -------------
   TOTAL INVESTMENTS - 101.7%
      (Cost $18,033,551) +.........................                $  15,434,697
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $15,182,711.

*    NON-INCOME PRODUCING SECURITY.
CL   CLASS
(A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,033,551, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $561,155 AND $(3,160,009), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-009-0500

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 22.7%

                                                        SHARES         VALUE
                                                      ----------   -------------
CONSUMER STAPLES - 3.7%
   General Mills...................................       16,799   $     993,661
   JM Smucker......................................       24,200       1,092,630
   Philip Morris International.....................       24,000         891,600
                                                                   -------------
                                                                       2,977,891
                                                                   -------------
ENERGY - 7.5%
   Energy Transfer Equity (A)......................       60,900       1,125,432
   Enterprise Products Partners LP (A).............       38,300         841,068
   Kinder Morgan Energy Partners LP (A)............       41,800       2,071,190
   Plains All American Pipeline LP (A).............       23,700         895,860
   Williams Pipeline Partners LP (A)...............       69,500       1,112,000
                                                                   -------------
                                                                       6,045,550
                                                                   -------------
FINANCIAL SERVICES - 0.8%
   Wells Fargo.....................................       34,500         652,050
                                                                   -------------
HEALTH CARE - 1.2%
   Johnson & Johnson...............................       17,000         980,730
                                                                   -------------
OTHER ENERGY - 1.4%
   Magellan Midstream Partners (A).................       33,200       1,151,376
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 3.2%
   Healthcare Realty Trust.........................       96,600       1,594,866
   Rayonier........................................       32,600         959,744
                                                                   -------------
                                                                       2,554,610
                                                                   -------------
TELEPHONE & TELECOMMUNICATIONS - 1.1%
   AT&T............................................       36,000         886,320
                                                                   -------------
UTILITIES - 3.8%
   Portland General Electric.......................       55,880       1,086,866
   Southern........................................       28,000         936,600

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES        VALUE
                                                       ---------   -------------
UTILITIES - CONTINUED
   Spectra Energy Partners LP (A)..................       52,400   $   1,056,384
                                                                   -------------
                                                                       3,079,850
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $22,042,743)...........................                   18,328,377
                                                                   -------------
PREFERRED STOCK - 14.2%
CONSUMER DISCRETIONARY - 4.8%
   CBS, 7.250%.....................................       88,900       1,396,619
   Comcast, Ser B, 7.000%..........................      107,700       2,470,638
                                                                   -------------
                                                                       3,867,257
                                                                   -------------
FINANCIAL SERVICES - 5.5%
   Bank One Capital VI, 7.200%.....................       97,000       2,095,200
   MetLife, Ser A, 4.000% (B)......................      102,900       1,400,469
   Wells Fargo Capital IV, 7.000%..................       41,500         963,215
                                                                   -------------
                                                                       4,458,884
                                                                   -------------
REAL ESTATE INVESTMENT TRUST - 2.5%
   Public Storage, Ser M, 6.625%...................      102,300       2,046,000
                                                                   -------------
UTILITIES - 1.4%
   FPL Group Capital, Ser E, 7.450%................       40,024       1,084,650
                                                                   -------------
   TOTAL PREFERRED STOCK
      (Cost $13,306,516)...........................                   11,456,791
                                                                   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.4%

                                                         FACE
                                                        AMOUNT
                                                      ----------
   FNMA
      5.375%, 11/15/11.............................   $2,300,000       2,500,351
      5.375%, 06/12/17.............................    2,250,000       2,499,377
      4.875%, 04/15/09.............................    2,750,000       2,773,589

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------   -------------

   FNMA - continued
      2.500%, 04/09/10..........................      $3,000,000   $   3,040,506
                                                                   -------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
      (Cost $10,528,812)........................                      10,813,823
                                                                   -------------
CORPORATE OBLIGATIONS - 20.1%
CONSUMER STAPLES - 1.5%
   Philip Morris International
      6.875%, 03/17/14..........................       1,100,000       1,205,052
                                                                   -------------
ENERGY - 3.2%
   Anadarko Petroleum
      2.396%, 03/16/09 (B)......................       1,750,000       1,719,014
   Marathon Oil
      5.900%, 03/15/18..........................       1,000,000         866,407
                                                                   -------------
                                                                       2,585,421
                                                                   -------------
FINANCIAL SERVICES - 5.9%
   American Express MTN
      0.488%, 02/17/09 (B)......................       1,000,000         863,936
   Berkshire Hathaway Finance
      4.125%, 01/15/10..........................       2,100,000       2,147,634
   Caterpillar Financial Services
      4.500%, 06/15/09..........................       1,750,000       1,758,976
                                                                   -------------
                                                                       4,770,546
                                                                   -------------
INDUSTRIAL - 0.9%
   Freeport-McMoRan Copper & Gold
      7.084%, 04/01/09 (B)......................       1,100,000         781,000
                                                                   -------------
INDUSTRIALS - 3.8%
   CSX
      6.250%, 04/01/15..........................       2,000,000       1,919,046

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------   -------------
INDUSTRIALS - CONTINUED
   Koninklijke Philips Electronics
      4.625%, 03/11/13.............................   $1,200,000   $   1,152,822
                                                                   -------------
                                                                       3,071,868
                                                                   -------------
TECHNOLOGY - 3.3%
   Oracle
      4.950%, 04/15/13.............................    2,500,000       2,639,238
                                                                   -------------
TELECOMMUNICATION SERVICES - 1.5%
   AT&T
      6.700%, 11/15/13.............................    1,100,000       1,187,648
                                                                   -------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $16,688,743)...........................                   16,240,773
                                                                   -------------
U.S. TREASURY OBLIGATIONS - 14.0%
   U.S. Treasury Notes
      3.250%, 12/31/09.............................    2,300,000       2,356,783
      2.625%, 05/31/10.............................    2,100,000       2,155,946
                                                                   -------------
                                                                       4,512,729
                                                                   -------------
   U.S. Treasury Inflationary Protection Securities
      2.500%, 07/15/16.............................    1,841,910       1,891,411
      1.375%, 07/15/18.............................    2,267,133       2,182,115
      0.625%, 04/15/13.............................    2,815,792       2,721,638
                                                                   -------------
                                                                       6,795,164
                                                                   -------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $11,011,502)...........................                   11,307,893
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SHORT-TERM INVESTMENT - 14.8%

                                                        SHARES         VALUE
                                                      ----------   -------------
SEI Daily Income Trust Government Money
Market Fund, Cl A, 0.700% (C)
   (Cost $11,944,110)..............................   11,944,110   $  11,944,110
                                                                   -------------
TOTAL INVESTMENTS - 99.2%
   (Cost $85,522,426) +............................                $  80,091,767
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $80,698,899.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JANUARY 31, 2009, THESE SECURITIES AMOUNTED TO $8,253,310 OR 10.2% OF NET ASSETS.
(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS THE RATE AS OF JANUARY 31, 2009.
(C)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.
CL   - CLASS
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LP   - LIMITED PARTNERSHIP
MTN  - MEDIUM TERM NOTE
SER  - SERIES

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $85,522,426, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,197,362 AND $(6,628,021), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-005-0400

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 59.8%

                                                         SHARES        VALUE
                                                       ---------   -------------
CONSUMER DISCRETIONARY - 4.4%
   McDonald's.......................................       2,300   $     133,446
   Nike, Cl B.......................................       2,400         108,600
   Walt Disney......................................       6,000         124,080
                                                                   -------------
                                                                         366,126
                                                                   -------------
CONSUMER STAPLES - 6.2%
   Colgate-Palmolive................................       2,000         130,080
   General Mills....................................       2,300         136,045
   Philip Morris International......................       3,100         115,165
   Wal-Mart Stores..................................       2,800         131,936
                                                                   -------------
                                                                         513,226
                                                                   -------------
ENERGY - 9.1%
   Apache...........................................       1,000          75,000
   Chevron..........................................       2,000         141,040
   ConocoPhillips...................................       2,600         123,578
   Devon Energy.....................................       1,000          61,600
   Exxon Mobil......................................       1,900         145,312
   Murphy Oil.......................................       1,500          66,270
   Occidental Petroleum.............................       2,600         141,830
                                                                   -------------
                                                                         754,630
                                                                   -------------
FINANCIAL SERVICES - 8.6%
   ACE..............................................       2,800         122,248
   JPMorgan Chase...................................       5,500         140,305
   MetLife..........................................       2,100          60,333
   PNC Financial Services Group.....................       3,000          97,560
   State Street.....................................       1,000          23,270
   Travelers........................................       3,300         127,512
   Wells Fargo......................................       7,200         136,080
                                                                   -------------
                                                                         707,308
                                                                   -------------
HEALTH CARE - 8.2%
   Amgen *..........................................       1,200          65,820
   Covidien.........................................       3,700         141,858
   CVS/Caremark.....................................       5,100         137,088

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES        VALUE
                                                       ---------   -------------
HEALTH CARE - CONTINUED
   Johnson & Johnson................................       2,400   $     138,456
   Thermo Fisher Scientific *.......................       1,800          64,674
   Wyeth............................................       3,000         128,910
                                                                   -------------
                                                                         676,806
                                                                   -------------
INDUSTRIALS - 5.4%
   Emerson Electric.................................       2,300          75,210
   ITT..............................................       2,600         117,728
   Raytheon.........................................       1,300          65,806
   Union Pacific....................................       1,500          65,685
   United Technologies..............................       2,600         124,774
                                                                   -------------
                                                                         449,203
                                                                   -------------
TECHNOLOGY - 9.6%
   Accenture, Cl A..................................       3,700         116,772
   Automatic Data Processing........................       3,200         116,256
   Cisco Systems *..................................       4,200          62,874
   EMC *............................................       8,400          92,736
   International Business Machines..................       1,700         155,805
   Microsoft........................................       7,100         121,410
   Oracle *.........................................       7,400         124,542
                                                                   -------------
                                                                         790,395
                                                                   -------------
TELECOMMUNICATION SERVICES - 3.2%
   AT&T.............................................       5,200         128,024
   Verizon Communications...........................       4,700         140,389
                                                                   -------------
                                                                         268,413
                                                                   -------------
UTILITIES - 5.1%
   Dominion Resources...............................       4,100         144,238
   Exelon...........................................       2,500         135,550
   PG&E.............................................       3,700         143,079
                                                                   -------------
                                                                         422,867
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $5,852,980).............................                   4,948,974
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.0%

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ---------   -------------
   FHLB
      3.875%, 01/15/10..............................    $ 60,000   $      61,597
   FHLMC
      5.125%, 07/15/12..............................     100,000         108,602
      5.000%, 07/15/14..............................     100,000         111,209
      4.750%, 12/08/10..............................      80,000          84,779
      4.250%, 07/15/09..............................     125,000         127,090
      4.125%, 11/30/09..............................     100,000         102,662
   FNMA
      5.375%, 11/15/11..............................     100,000         108,711
      5.375%, 06/12/17..............................     100,000         111,083
      5.000%, 04/15/15..............................      60,000          66,841
      4.875%, 04/15/09..............................     100,000         100,858
      4.375%, 03/15/13..............................     125,000         135,039
      4.250%, 08/15/10..............................     100,000         104,472
      3.250%, 02/15/09..............................     100,000         100,094
                                                                   -------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,265,029).............................                   1,323,037
                                                                   -------------

CORPORATE OBLIGATIONS - 8.9%
ENERGY - 2.6%
   Apache
      5.250%, 04/15/13..............................      75,000          76,664
   General Electric
      5.000%, 02/01/13..............................      75,000          74,862
   Marathon Oil
      5.900%, 03/15/18..............................      75,000          64,981
                                                                   -------------
                                                                         216,507
                                                                   -------------
FINANCIAL SERVICES - 1.3%
   Ace INA Holdings
      5.600%, 05/15/15..............................      50,000          47,303

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ---------   -------------
FINANCIAL SERVICES - CONTINUED
   Citigroup
      6.500%, 01/18/11..............................    $ 60,000   $      59,400
                                                                   -------------
                                                                         106,703
                                                                   -------------
INDUSTRIALS - 1.7%
   Burlington Northern Santa Fe
      5.650%, 05/01/17..............................      75,000          72,878
   Koninklijke Philips Electronics
      4.625%, 03/11/13..............................      75,000          72,052
                                                                   -------------
                                                                         144,930
                                                                   -------------
TECHNOLOGY - 2.6%
   International Business Machines
      5.700%, 09/14/17..............................     100,000         105,992
   Oracle
      4.950%, 04/15/13..............................     100,000         105,569
                                                                   -------------
                                                                         211,561
                                                                   -------------
TELECOMMUNICATION SERVICES - 0.7%
   AT&T
      6.700%, 11/15/13..............................      50,000          53,984
                                                                   -------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $736,462)...............................                     733,685
                                                                   -------------
U.S. TREASURY OBLIGATIONS - 12.6%
   U.S. Treasury Notes
      5.125%, 05/15/16..............................     105,000         123,334
      4.750%, 02/28/09..............................     125,000         125,395
      4.000%, 06/15/09..............................     125,000         126,665
      4.000%, 02/15/15..............................     110,000         122,109
      3.375%, 11/30/12..............................     125,000         133,975
      2.625%, 05/31/10..............................     125,000         128,330
                                                                   -------------
                                                                         759,808
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - CONTINUED

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ---------   -------------
   U.S. Treasury Inflationary Protection Securities
      2.500%, 07/15/16..............................    $ 78,939   $      81,060
      1.375%, 07/15/18..............................      98,571          94,875
      0.625%, 04/15/13..............................     110,620         106,921
                                                                   -------------
                                                                         282,856
                                                                   -------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $990,609)...............................                   1,042,664
                                                                   -------------

SHORT-TERM INVESTMENT - 1.6%

                                                         SHARES
                                                       ---------
   SEI Daily Income Trust Government Money

   Market Fund, Cl A, 0.700% (A)
      (Cost $134,084)...............................     134,084         134,084
                                                                   -------------
   TOTAL INVESTMENTS - 98.9%
      (Cost $8,979,164)+............................               $   8,182,444
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $8,270,021.

*       NON-INCOME PRODUCING SECURITY.
(A)     RATE SHOWN IS 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.
CL    - CLASS
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,979,164, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $208,708 AND $(1,005,428), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-008-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009